FAIR VALUE MEASUREMENTS 5 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2013
Fai rValue Inputs Assets Quantitative Information [Line Items]
Investment in RBS Sempra Commodities LLP			$ 126	[1]	$ 73
Investment in Rockies Express	$ 369	[2]			$ 329
Fair value measurement percentage, of level two hierarchy, for Rockies Express	67.00%
Fair value measurement percentage, of level three hierarchy, for Rockies Express	33.00%
Fair value measurement percentage, of level three hierarchy, for RBS Sempra Commodities			100.00%
Equity Method Investments [Member] | Level 3 | One Hundred Percent [Member] | Minimum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, future cash distributions			90.00%
Equity Method Investments [Member] | Market Approach Valuation Technique [Member] | Level 2 | Sixty Seven Percent [Member] | Stated [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, equity sale offer price	100.00%
Equity Method Investments [Member] | Probability Weighted Discounted Cash Flow Valuation Technique [Member] | Level 3 | Thirty Three Percent [Member] | Maximum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, combined transportation rate assumption	78.00%	[3]
Fair value inputs, operating and maintenance escalation rate	1.00%
Fair value inputs, forecasted interest rate on debt to be refinanced	10.00%
Fair value inputs, discount rate	10.00%
Equity Method Investments [Member] | Probability Weighted Discounted Cash Flow Valuation Technique [Member] | Level 3 | Thirty Three Percent [Member] | Minimum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, combined transportation rate assumption	6.00%	[3]
Fair value inputs, operating and maintenance escalation rate	0.00%
Fair value inputs, forecasted interest rate on debt to be refinanced	5.00%
Fair value inputs, discount rate	8.00%
Equity Method Investments [Member] | IncomeApproachValuationTechniqueMember | Level 3 | One Hundred Percent [Member] | Maximum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, future cash distributions			110.00%

[1]	At measurement date of September 30, 2011. At December 31, 2013, our investment in RBS Sempra Commodities had a carrying value of $73 million, reflecting subsequent equity method activity to record distributions and losses.
[2]	At measurement date of September 30, 2012. At December 31, 2013, our investment in Rockies Express had a carrying value of $329 million, reflecting subsequent equity method activity to record distributions and earnings.
[3]	Transportation rate beyond existing contract terms as a percentage of current mean REX rates.